Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar 27, 2013
Document Effective Date	Mar 30, 2013
Prospectus Date	Mar 30, 2013
PIA BBB Bond Fund | PIA BBB Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PBBBX
PIA MBS Bond Fund | PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PMTGX
PIA Short-Term Securities Fund | PIA Short-Term Securities Fund | Advisor Class
Risk/Return:
Trading Symbol	PIASX
PIA Moderate Duration Bond Fund | PIA Moderate Duration Bond Fund | Advisor Class
Risk/Return:
Trading Symbol	PIATX
PIA High Yield Fund | PIA High Yield Fund | Investor Class
Risk/Return:
Trading Symbol	PHYSX
PIA High Yield Fund | PIA High Yield Fund | Investor Class
Risk/Return:
Trading Symbol	PHYSX

PIA BBB Bond Fund | PIA BBB Bond Fund
PIA BBB Bond Fund
Investment Objective
The BBB Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s Rating Group (“Standard & Poor’s”), the Baa category by Moody’s Investors Services (“Moody’s”) or the BBB category by Fitch, Inc. (“Fitch”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the BBB Bond Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
Shareholder Fees	PIA BBB Bond Fund Managed Account Completion Shares
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA BBB Bond Fund Managed Account Completion Shares
Management Fees	[1]	none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.13%
Less: Expense Reimbursement		(0.13%)
Net Annual Fund Operating Expenses	[1]	none
[1]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the BBB Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses (-"AFFE") incurred by the Fund through at least March 29, 2014 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the BBB Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA BBB Bond Fund Managed Account Completion Shares	none	29	60	153

Portfolio Turnover
The BBB Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the BBB Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch.

The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.

The weighted average duration of the BBB Bond Fund will generally range from five to eight years.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration reduce the risk associated with interest rates.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

In selecting investments for the BBB Bond Fund, the Adviser will primarily consider credit quality, duration and yield.  The Fund’s annual portfolio turnover rate may exceed 100%.

In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s, Baa by Moody’s or BBB by Fitch, the BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Adviser will sell a security as part of its overall investment decision to remove an overvalued security or reposition the BBB Bond Fund’s assets into a more attractive security.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the BBB Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk. The prices of the securities in which the BBB Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The BBB Bond Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the BBB Bond Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the BBB Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the BBB Bond Fund at quoted market prices.

•
Derivatives Risk. The BBB Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Risks Associated with High Yield Securities.  The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and a greater opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

•
Foreign and Emerging Market Securities Risk.  The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.  Foreign economies may differ from domestic companies in the same industry.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

Performance
The following performance information provides some indication of the risks of investing in the BBB Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the BBB Bond Fund’s highest total return for a quarter was 11.05% (quarter ended June 30, 2009) and the lowest total return for a quarter was -5.25% (quarter ended September 30, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns PIA BBB Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Managed Account Completion Shares	Return Before Taxes	10.63%	8.74%	6.38%	Sep 25, 2003
After Taxes on Distributions Managed Account Completion Shares	Return After Taxes on Distributions	8.44%	6.41%	4.32%
After Taxes on Distributions and Sale of Fund Shares Managed Account Completion Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.45%	6.23%	4.29%
Barclays Capital U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)	11.32%	9.27%	7.04%	Sep 25, 2003
Barclays Capital U.S. Baa Corporate Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Baa Corporate Index (reflects no deduction for fees, expenses or taxes)	11.10%	9.22%	6.79%	Sep 30, 2003

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance shown for the “since inception” period for the Barclays Capital U.S. Baa Corporate Index is for the period September 30, 2003, through December 31, 2012.

The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid January 2004 when the Adviser’s clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy.  Therefore, performance prior to this time is not fully reflective of the Fund’s investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA BBB Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The BBB Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s Rating Group (“Standard & Poor’s”), the Baa category by Moody’s Investors Services (“Moody’s”) or the BBB category by Fitch, Inc. (“Fitch”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the BBB Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The BBB Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the BBB Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the BBB Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch.

The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.

The weighted average duration of the BBB Bond Fund will generally range from five to eight years.  Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration reduce the risk associated with interest rates.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

In selecting investments for the BBB Bond Fund, the Adviser will primarily consider credit quality, duration and yield.  The Fund’s annual portfolio turnover rate may exceed 100%.

In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s, Baa by Moody’s or BBB by Fitch, the BBB Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

The Adviser will sell a security as part of its overall investment decision to remove an overvalued security or reposition the BBB Bond Fund’s assets into a more attractive security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the BBB Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk. The prices of the securities in which the BBB Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The BBB Bond Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the BBB Bond Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the BBB Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the BBB Bond Fund at quoted market prices.

•
Derivatives Risk. The BBB Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Risks Associated with High Yield Securities.  The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades.  Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and a greater opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

•
Foreign and Emerging Market Securities Risk.  The BBB Bond Fund may invest up to 50% of its total assets in securities of foreign issuers denominated in U.S. dollars, including issuers located in emerging markets.  Foreign economies may differ from domestic companies in the same industry.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the BBB Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the BBB Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the BBB Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the BBB Bond Fund’s highest total return for a quarter was 11.05% (quarter ended June 30, 2009) and the lowest total return for a quarter was -5.25% (quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance shown for the “since inception” period for the Barclays Capital U.S. Baa Corporate Index is for the period September 30, 2003, through December 31, 2012.

The Fund was invested primarily in U.S. Treasury securities on the inception date in September 2003 until mid January 2004 when the Adviser’s clients commenced investing in the Fund and the Fund began pursuing fully its investment strategy.  Therefore, performance prior to this time is not fully reflective of the Fund’s investment strategy.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays Capital U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Credit Baa Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2003
Barclays Capital U.S. Baa Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Baa Corporate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	none	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	29
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	60
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	153
Annual Return 2004	rr_AnnualReturn2004	5.41%
Annual Return 2005	rr_AnnualReturn2005	1.13%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	4.89%
Annual Return 2008	rr_AnnualReturn2008	(7.86%)
Annual Return 2009	rr_AnnualReturn2009	24.12%
Annual Return 2010	rr_AnnualReturn2010	10.05%
Annual Return 2011	rr_AnnualReturn2011	9.17%
Annual Return 2012	rr_AnnualReturn2012	10.63%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 25, 2003
Managed Account Completion Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Managed Account Completion Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.29%

[1]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the BBB Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses (-"AFFE") incurred by the Fund through at least March 29, 2014 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

PIA MBS Bond Fund | PIA MBS Bond Fund
PIA MBS Bond Fund
Investment Objective
The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
Shareholder Fees	PIA MBS Bond Fund Managed Account Completion Shares
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA MBS Bond Fund Managed Account Completion Shares
Management Fees	[1]	none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	0.18%
Less: Expense Reimbursement		(0.17%)
Net Annual Fund Operating Expenses	[1]	0.01%
[1]	The Adviser will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through at least March 29, 2014 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.01% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

Example
This Example is intended to help you compare the cost of investing in the MBS Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA MBS Bond Fund Managed Account Completion Shares	1	41	84	213

Portfolio Turnover
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 278% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that meet the criteria for inclusion in the MBS Index.  In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so.  The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) with a minimum issue size of $150 million.  The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the MBS Bond Fund’s portfolio.  The weighted average duration of the MBS Bond Fund will generally be in a range of plus or minus one year of the effective duration of the MBS Index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The MBS Bond Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks.  The MBS Bond Fund may also utilize the “To Be Announced” (“TBA”) market for MBS for up to 100% of its net assets.  The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the MBS Bond Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The MBS Bond Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities.  The MBS Bond Fund may also invest up to 20% of its net assets in collateralized mortgage obligations (“CMOs”), asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities that are not part of the MBS Index.

The MBS Bond Fund’s annual portfolio turnover rate will generally exceed 100%.

The Adviser will sell a security as part of its overall investment decision to:  remove an overvalued security or reposition the Fund’s assets into a more attractive security.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the MBS Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk. The prices of the securities in which the MBS Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The MBS Bond Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the MBS Bond Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Bond Fund owns are dependent on real estate prices.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s, Standard & Poor’s and/or Fitch, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the MBS Bond Fund at quoted market prices.

•
Derivatives Risk. The MBS Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
TBA Securities Risk.  The MBS Bond Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
CMO Risk.  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.  CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Government-Sponsored Entities Risk.  The MBS Bond Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Performance
The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the MBS Bond Fund’s highest total return for a quarter was 4.22% (quarter ended December 31, 2008) and the lowest total return for a quarter was -0.76% (quarter ended June 30, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns PIA MBS Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Managed Account Completion Shares	Return Before Taxes	2.83%	5.51%	5.70%	Feb 28, 2006
After Taxes on Distributions Managed Account Completion Shares	Return After Taxes on Distributions	1.69%	3.48%	3.74%
After Taxes on Distributions and Sale of Fund Shares Managed Account Completion Shares	Return after Taxes on Distributions and Sale of Fund Shares	1.83%	3.55%	3.75%
Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)	2.60%	5.72%	5.85%	Feb 28, 2006

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA MBS Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MBS Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The MBS Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 278% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	278.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the MBS Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the MBS Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds that meet the criteria for inclusion in the MBS Index.  In pursuing its objective, the Adviser attempts to provide a return that exceeds the total rate of return of the MBS Index, although there is no guarantee that the Adviser will be able to do so.  The MBS Index represents the universe of mortgage-backed securities issued by the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) with a minimum issue size of $150 million.  The Adviser will primarily consider credit quality, effective duration and yield in selecting investments for the MBS Bond Fund’s portfolio.  The weighted average duration of the MBS Bond Fund will generally be in a range of plus or minus one year of the effective duration of the MBS Index.

The MBS Bond Fund may invest up to 20% of its net assets in futures, options and other derivatives.  The MBS Bond Fund may sometimes use derivatives as a substitute for taking positions in bonds and/or as part of a strategy designed to reduce exposure to other risks.  The MBS Bond Fund may also utilize the “To Be Announced” (“TBA”) market for MBS for up to 100% of its net assets.  The TBA market allows investors to gain exposure to MBS securities with certain broad characteristics (maturity, coupon, age) without taking delivery of the actual securities until the settlement day which is once every month.  In addition, the MBS Bond Fund may utilize the dollar roll market, in which one sells, in the TBA market, the security for current month settlement, while simultaneously committing to buy the same TBA security for next month settlement.  The MBS Bond Fund may utilize the dollar roll market for extended periods of time without taking delivery of the physical securities.  The MBS Bond Fund may also invest up to 20% of its net assets in collateralized mortgage obligations (“CMOs”), asset-backed securities, commercial mortgage-backed securities and other mortgage-related securities that are not part of the MBS Index.

The MBS Bond Fund’s annual portfolio turnover rate will generally exceed 100%.

The Adviser will sell a security as part of its overall investment decision to:  remove an overvalued security or reposition the Fund’s assets into a more attractive security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the MBS Bond Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk. The prices of the securities in which the MBS Bond Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The MBS Bond Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the MBS Bond Fund may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the MBS Bond Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Real Estate and Regulatory Actions.  The securities that the MBS Bond Fund owns are dependent on real estate prices.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s, Standard & Poor’s and/or Fitch, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns.  Any adverse regulatory action could impact the prices of the securities the Fund owns.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the MBS Bond Fund at quoted market prices.

•
Derivatives Risk. The MBS Bond Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
TBA Securities Risk.  The MBS Bond Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
CMO Risk.  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.  CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation.

•
Government-Sponsored Entities Risk.  The MBS Bond Fund invests in securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA and FHLMC.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the MBS Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the MBS Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the MBS Bond Fund’s highest total return for a quarter was 4.22% (quarter ended December 31, 2008) and the lowest total return for a quarter was -0.76% (quarter ended June 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.76%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the MBS Bond Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. MBS Fixed Rate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[2]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	41
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	84
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	213
Annual Return 2007	rr_AnnualReturn2007	6.90%
Annual Return 2008	rr_AnnualReturn2008	8.10%
Annual Return 2009	rr_AnnualReturn2009	6.08%
Annual Return 2010	rr_AnnualReturn2010	5.11%
Annual Return 2011	rr_AnnualReturn2011	5.48%
Annual Return 2012	rr_AnnualReturn2012	2.83%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Managed Account Completion Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Managed Account Completion Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.75%

[1]	The Adviser will not charge a fee for its advisory services to the MBS Bond Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which include assets invested in the Fund. The Adviser has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses - "AFFE") incurred by the Fund through at least March 29, 2014 (the "voluntary expense limitation"). This waiver arrangement may be discontinued at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The Adviser may not recoup amounts subject to the voluntary expense limitation in future periods. The table shows the net expenses of the Fund as 0.01% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Reimbursement" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

PIA Short-Term Securities Fund | PIA Short-Term Securities Fund
PIA Short-Term Securities Fund
Investment Objective
The Short-Term Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
Shareholder Fees	PIA Short-Term Securities Fund Advisor Class
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA Short-Term Securities Fund Advisor Class
Management Fees		0.20%
Distribution and Service (Rule 12b-1) Fees		none
Other Expenses		0.18%
Total Annual Fund Operating Expenses		0.38%
Less: Fee Waiver		(0.03%)
Net Annual Fund Operating Expenses	[1]	0.35%
[1]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Short-Term Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) to 0.35% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Short-Term Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA Short-Term Securities Fund Advisor Class	36	119	210	477

Portfolio Turnover
The Short-Term Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Short-Term Fund is a diversified investment company that normally invests at least 80% of its net assets in short-term securities having a duration of less than three years.  Under normal market conditions, the Fund purchases securities rated BBB or better by a nationally recognized rating agency.

The Short-Term Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities.

The Short-Term Fund may invest up to 20% of its net assets in debt futures contracts, option contracts, options on securities and options on debt futures.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Short-Term Fund portfolio will generally range as follows:

Short End	Long End
6 months	3 years

In selecting investments for the Short-Term Fund, the Adviser primarily will consider credit quality, duration and yield.  The Short-Term Fund’s annual portfolio turnover rate may exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Short-Term Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk.  The prices of the securities in which the Short-Term Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Short-Term Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short-Term Fund may not be able to make interest or principal payments.

•
Prepayment Risk.  Issuers of securities held by the Short-Term Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Short-Term Fund at quoted market prices.

•
Derivatives Risk. The Short-Term Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

Performance
The following performance information provides some indication of the risks of investing in the Short-Term Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the Short-Term Fund’s highest total return for a quarter was 1.89% (quarter ended March 31, 2008) and the lowest total return for a quarter was -0.28% (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns PIA Short-Term Securities Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Advisor Class	Return before taxes	0.40%	1.55%	2.27%
After Taxes on Distributions Advisor Class	Return after taxes on distributions	0.26%	1.07%	1.41%
After Taxes on Distributions and Sale of Fund Shares Advisor Class	Return after taxes on distributions and sale of Fund shares	0.26%	1.04%	1.43%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)	0.24%	1.42%	2.19%
Barclays Capital U.S. Government/Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Government/Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)	0.58%	1.60%	2.38%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Short-Term Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA Short-Term Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Short-Term Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Short-Term Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Short-Term Fund is a diversified investment company that normally invests at least 80% of its net assets in short-term securities having a duration of less than three years.  Under normal market conditions, the Fund purchases securities rated BBB or better by a nationally recognized rating agency.

The Short-Term Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities.

The Short-Term Fund may invest up to 20% of its net assets in debt futures contracts, option contracts, options on securities and options on debt futures.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Short-Term Fund portfolio will generally range as follows:

Short End	Long End
6 months	3 years

In selecting investments for the Short-Term Fund, the Adviser primarily will consider credit quality, duration and yield.  The Short-Term Fund’s annual portfolio turnover rate may exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Short-Term Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk.  The prices of the securities in which the Short-Term Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Short-Term Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Short-Term Fund may not be able to make interest or principal payments.

•
Prepayment Risk.  Issuers of securities held by the Short-Term Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Short-Term Fund at quoted market prices.

•
Derivatives Risk. The Short-Term Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Short-Term Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Short-Term Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Short-Term Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Short-Term Fund’s highest total return for a quarter was 1.89% (quarter ended March 31, 2008) and the lowest total return for a quarter was -0.28% (quarter ended June 30, 2004).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.28%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Short-Term Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Short-Term Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
Barclays Capital U.S. Government/Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	477
Annual Return 2003	rr_AnnualReturn2003	1.48%
Annual Return 2004	rr_AnnualReturn2004	1.32%
Annual Return 2005	rr_AnnualReturn2005	2.34%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	5.43%
Annual Return 2008	rr_AnnualReturn2008	4.17%
Annual Return 2009	rr_AnnualReturn2009	1.62%
Annual Return 2010	rr_AnnualReturn2010	1.08%
Annual Return 2011	rr_AnnualReturn2011	0.55%
Annual Return 2012	rr_AnnualReturn2012	0.40%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%

[1]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Short-Term Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) to 0.35% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

PIA Moderate Duration Bond Fund | PIA Moderate Duration Bond Fund
PIA Moderate Duration Bond Fund
Investment Objective
The Moderate Duration Fund’s investment objective is to seek to maximize total return through investing in bonds, while minimizing risk as compared to the market. Total return may include income and appreciation of bond prices resulting from changes in interest rates and/or bond spreads.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Moderate Duration Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
Shareholder Fees	PIA Moderate Duration Bond Fund Advisor Class
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA Moderate Duration Bond Fund Advisor Class
Management Fees		0.30%
Distribution and Service (Rule 12b-1) Fees		0.10%
Other Expenses		0.39%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.80%
Less: Fee Waiver and Expense Reimbursement		(0.29%)
Net Annual Fund Operating Expenses	[2]	0.51%
[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Moderate Duration Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding AFFE, interest, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Moderate Duration Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA Moderate Duration Bond Fund Advisor Class	52	226	416	963

Portfolio Turnover
The Moderate Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Moderate Duration Fund is a diversified investment company that will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  Under normal market conditions, the Fund may purchase securities rated less than A, including up to 15% of its net assets in securities rated less than investment grade (i.e., BB, Ba, B or Caa) by a nationally recognized rating agency.

The Moderate Duration Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities, including convertible bonds.

The Moderate Duration Fund may invest up to 30% of its net assets in debt futures contracts, stock index futures contracts, option contracts, options on securities, options on stock indexes, options on debt futures, credit swaps, interest rate swaps and other derivative securities.

The Moderate Duration Fund may invest up to 20% of its net assets in other investment companies (mutual funds and exchange-traded funds (“ETFs”)), including the PIA BBB Bond Fund and the PIA High Yield Fund.  Investments in other investment companies that invest predominantly in bonds are considered bonds for the 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for the 15% test.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Moderate Duration Fund’s portfolio will generally range as follows:

Short End	Long End
2 years	7 years

In selecting investments for the Moderate Duration Fund, the Adviser primarily will consider credit quality, duration and yield.  The Adviser actively trades the Fund’s portfolio. The Fund’s annual portfolio turnover rate generally will exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Moderate Duration Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk.  The prices of the securities in which the Moderate Duration Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Moderate Duration Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Moderate Duration Fund may not be able to make interest or principal payments.

•
Prepayment Risk.  Issuers of securities held by the Moderate Duration Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
ETF and Mutual Fund Risk. When the Moderate Duration Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Moderate Duration Fund at quoted market prices.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Derivatives Risk. The Moderate Duration Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
To Be Announced (“TBA”) Securities Risk.  The Moderate Duration Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the Moderate Duration Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
Risks Associated with High Yield Securities. The Moderate Duration Fund may invest in high yield securities. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

Performance
The following performance information provides some indication of the risks of investing in the Moderate Duration Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Returns as of December 31

During the period shown on the bar chart, the Moderate Duration Fund’s highest total return for a quarter was 6.16% (quarter ended December 31, 2008) and the lowest total return for a quarter was –2.09% (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns PIA Moderate Duration Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Advisor Class	Return before taxes	3.75%	5.24%	4.81%
After Taxes on Distributions Advisor Class	Return after taxes on distributions	2.79%	4.18%	3.45%
After Taxes on Distributions and Sale of Fund Shares Advisor Class	Return after taxes on distributions and sale of Fund shares	2.45%	3.89%	3.34%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Moderate Duration Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA Moderate Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Moderate Duration Fund’s investment objective is to seek to maximize total return through investing in bonds, while minimizing risk as compared to the market. Total return may include income and appreciation of bond prices resulting from changes in interest rates and/or bond spreads.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Moderate Duration Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Moderate Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Moderate Duration Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Moderate Duration Fund is a diversified investment company that will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  Under normal market conditions, the Fund may purchase securities rated less than A, including up to 15% of its net assets in securities rated less than investment grade (i.e., BB, Ba, B or Caa) by a nationally recognized rating agency.

The Moderate Duration Fund primarily invests in securities issued or guaranteed by the U.S. Government and its agencies, investment grade mortgage-backed securities and investment grade debt securities, including convertible bonds.

The Moderate Duration Fund may invest up to 30% of its net assets in debt futures contracts, stock index futures contracts, option contracts, options on securities, options on stock indexes, options on debt futures, credit swaps, interest rate swaps and other derivative securities.

The Moderate Duration Fund may invest up to 20% of its net assets in other investment companies (mutual funds and exchange-traded funds (“ETFs”)), including the PIA BBB Bond Fund and the PIA High Yield Fund.  Investments in other investment companies that invest predominantly in bonds are considered bonds for the 80% test and investments in other investment companies that invest predominantly in securities rated less than investment grade are considered securities rated less than investment grade for the 15% test.

Duration is a measure of a debt security’s price sensitivity.  Higher duration indicates bonds that are more sensitive to interest rate changes. Bonds with shorter duration have lower risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The weighted average duration of the Moderate Duration Fund’s portfolio will generally range as follows:

Short End	Long End
2 years	7 years

In selecting investments for the Moderate Duration Fund, the Adviser primarily will consider credit quality, duration and yield.  The Adviser actively trades the Fund’s portfolio. The Fund’s annual portfolio turnover rate generally will exceed 100%.

The Adviser may sell a security as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Moderate Duration Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Market Risk.  The prices of the securities in which the Moderate Duration Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Management Risk. The Moderate Duration Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Moderate Duration Fund may not be able to make interest or principal payments.

•
Prepayment Risk.  Issuers of securities held by the Moderate Duration Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
ETF and Mutual Fund Risk. When the Moderate Duration Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Moderate Duration Fund at quoted market prices.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs.

•
Derivatives Risk. The Moderate Duration Fund may invest in derivative securities for both bona fide hedging purposes and for speculative purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
To Be Announced (“TBA”) Securities Risk.  The Moderate Duration Fund may invest in TBA securities. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risks of TBA transactions are increased credit risk and increased overall investment exposure.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the Moderate Duration Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time.  If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation.  In addition, the Fund earns interest by investing the transaction proceeds during the roll period.  Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Adjustable Rate and Floating Rate Securities Risks. Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
Risks Associated with High Yield Securities. The Moderate Duration Fund may invest in high yield securities. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Moderate Duration Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Moderate Duration Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Moderate Duration Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Moderate Duration Fund’s highest total return for a quarter was 6.16% (quarter ended December 31, 2008) and the lowest total return for a quarter was –2.09% (quarter ended June 30, 2004).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.09%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Moderate Duration Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Moderate Duration Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	963
Annual Return 2003	rr_AnnualReturn2003	4.73%
Annual Return 2004	rr_AnnualReturn2004	2.98%
Annual Return 2005	rr_AnnualReturn2005	2.25%
Annual Return 2006	rr_AnnualReturn2006	5.22%
Annual Return 2007	rr_AnnualReturn2007	6.82%
Annual Return 2008	rr_AnnualReturn2008	8.01%
Annual Return 2009	rr_AnnualReturn2009	4.25%
Annual Return 2010	rr_AnnualReturn2010	4.77%
Annual Return 2011	rr_AnnualReturn2011	5.48%
Annual Return 2012	rr_AnnualReturn2012	3.75%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.81%
Advisor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.45%
Advisor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%

[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Moderate Duration Fund to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund (excluding AFFE, interest, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

PIA High Yield Fund | PIA High Yield Fund
PIA High Yield Fund
Investment Objectives
The High Yield Fund’s primary objective is to seek a high level of current income.
The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	PIA High Yield Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA High Yield Fund Investor Class
Management Fees		0.65%
Distribution and Service (Rule 12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.31%
Less: Fee Waiver and Expense Reimbursement		(0.32%)
Net Annual Fund Operating Expenses	[2]	0.99%
[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund's average daily net assets for Investor Class shares (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA High Yield Fund Investor Class	101	384	688	1,551

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 years as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 - Investor Class

During the period shown on the bar chart, the High Yield Fund’s Investor Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns PIA High Yield Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return before taxes	13.48%	8.89%	Dec 31, 2010
After Taxes on Distributions Investor Class	Return after taxes on distributions	10.85%	6.63%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return after taxes on distributions and sale of Fund shares	8.71%	6.25%
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%	10.26%	Dec 31, 2010

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 years as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s Investor Class performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's Investor Class performance from year to year and by showing how the Fund's average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the High Yield Fund’s Investor Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,551
Annual Return 2011	rr_AnnualReturn2011	4.49%
Annual Return 2012	rr_AnnualReturn2012	13.48%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.25%

[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursements" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 0.98% of the Fund's average daily net assets for Investor Class shares (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

PIA High Yield Fund | PIA High Yield Fund
PIA High Yield Fund
Investment Objectives
The High Yield Fund’s primary objective is to seek a high level of current income.
The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 15 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	PIA High Yield Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA High Yield Fund Class A
Management Fees		0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	0.83%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.74%
Less: Fee Waiver and Expense Reimbursement		(0.50%)
Net Annual Fund Operating Expenses	[2]	1.24%
[1]	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
[2]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.23% of the Fund's average daily net assets for Class A shares (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PIA High Yield Fund Class A	521	879	1,261	2,330

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 years as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  As of the date of this Prospectus, Class A shares had not commenced operations.  For that reason, the performance information below is that of the Fund’s Investor Class shares.   The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Calendar Year Total Return as of December 31 - Investor Class

During the period shown on the bar chart, the High Yield Fund’s Investor Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns PIA High Yield Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Return before taxes	13.48%	[1]	8.89%	[1]	Dec 31, 2010	[1]
After Taxes on Distributions Investor Class	Return after taxes on distributions	10.85%	[1]	6.63%	[1]
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return after taxes on distributions and sale of Fund shares	8.71%	[1]	6.25%	[1]
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	15.81%		10.26%		Dec 31, 2010
[1]	Both classes of the Fund's shares are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 15 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 years as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies.  The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements.  From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Newer Fund Risk.  The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  As of the date of this Prospectus, Class A shares had not commenced operations.  For that reason, the performance information below is that of the Fund’s Investor Class shares.   The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Class A shares had not commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the High Yield Fund’s Investor Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the High Yield Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	879
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,330
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2011	rr_AnnualReturn2011	4.49%
Annual Return 2012	rr_AnnualReturn2012	13.48%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.48%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.89%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[3]
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.85%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[3]
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.25%	[3]

[1]	Other expenses for Class A shares are based on estimated amounts for the current fiscal year.
[2]	Pacific Income Advisers, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.23% of the Fund's average daily net assets for Class A shares (the "Expense Cap"). The Expense Cap will remain in effect through at least March 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.
[3]	Both classes of the Fund's shares are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ.

PIA High Yield (MACS) Fund | PIA High Yield (MACS) Fund
PIA High Yield (MACS) Fund
Investment Objectives
The High Yield (MACS) Fund’s primary objective is to seek a high level of current income.
The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	PIA High Yield (MACS) Fund Managed Account Completion Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA High Yield (MACS) Fund Managed Account Completion Shares
Management Fees		none
Distribution and Service (Rule 12b-1) Fees		none
Other Expenses	[1]	1.03%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.04%
Less: Expense Reimbursement		(1.03%)
Net Annual Fund Operating Expenses	[3]	0.01%
[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which includes assets invested in the Fund. The Adviser has agreed to pay for all operating expenses (excluding AFFE) incurred by the Fund through at least March 29, 2014. This waiver arrangement may be discontinued by the Adviser at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The table shows the net expenses of the Fund as 0.01% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
PIA High Yield (MACS) Fund Managed Account Completion Shares	1	228

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield (MACS) Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield (MACS) Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated Fund expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the voluntary expense limitation in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds (“junk bonds”), forward commitments, loan participations and assignments, and preferred stocks.  High yield instruments are securities rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Barclays U.S. Corporate High-Yield Index (the “Barclays Index”) at any point in time.  The Barclays Index had a duration of 4.12 as of January 31, 2013. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to 30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy.  A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes.  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe.  The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy.  The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure.  Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.  The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•	Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not work to produce the desired results.

•
Interest Rate Risk.  In general, the value of bonds and other instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Leverage Risk.  Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Foreign Securities and Emerging Markets Risk.  The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility.  Foreign companies may be subject to less regulation than U.S. companies.  Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

•
Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Managed Account Completion Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228

[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which includes assets invested in the Fund. The Adviser has agreed to pay for all operating expenses (excluding AFFE) incurred by the Fund through at least March 29, 2014. This waiver arrangement may be discontinued by the Adviser at any time after March 29, 2014, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The table shows the net expenses of the Fund as 0.01% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2013